Pension and Post-retirement Plans - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Employee contribution expense	$ 45,000	$ 43,300	$ 30,300
Pension obligations
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 118,400	$ 119,200
Discount rate	3.00%	2.60%
Future compensation annual rate increase	3.00%	3.00%
Expected long-term rate of return on assets	3.25%
Expected contribution in pension plan	$ 3,600
Expected benefit payment in 2022	2,500
Expected benefit payment in 2023	2,900
Expected benefit payment in 2024	3,300
Expected benefit payment in 2025	87,600
Expected benefit payment in 2026	900
Expected benefit payment from 2027 to 2030	5,400
Benefit obligation	$ 120,414	$ 126,620	110,410
Pension obligations | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target investment rates	16.00%
Pension obligations | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Target investment rates	75.00%
Pension obligations | Real estate and infrastructure
Defined Benefit Plan Disclosure [Line Items]
Target investment rates	5.00%
Pension obligations | Other
Defined Benefit Plan Disclosure [Line Items]
Target investment rates	4.00%
Post-retirement healthcare obligations
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.40%	1.10%
Expected benefit payment in 2022	$ 800
Expected benefit payment in 2023	2,100
Expected benefit payment in 2024	2,200
Expected benefit payment in 2025	2,200
Expected benefit payment in 2026	2,300
Expected benefit payment from 2027 to 2030	11,500
Benefit obligation	34,816	$ 33,478	31,273
Retirement restoration plan
Defined Benefit Plan Disclosure [Line Items]
Expected benefit payment in 2022	200
Pension expense	100	100	$ 100
Accrued liability	2,300	$ 2,500
Benefit obligation	$ 2,300